Schedule for average number of employed staff (Details) - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Average number of staff employee	20	40	65
Research and Development [Member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	15	31	52
General and Administration [Member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	5	9,000	13